UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Barings Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/19

___________________

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2019
(Unaudited)

Corporate Restricted Securities - 89.31%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 83.74%: (C)
1A Smart Start, Inc.
A designer, distributor and lessor of ignition interlock devices ("IIDs"). IIDs are sophisticated breathalyzers wired to a vehicles ignition system.
10.75% Second Lien Term Loan due 12/22/2022 (LIBOR + 8.250%)	$1,725,000	12/21/17	$1,699,920	$1,665,790

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$109,335	08/01/12	108,484	109,317
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	264,022
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	22,414 shs.	08/01/12	42,446	44,543
			275,930	417,882

Accelerate Learning
A provider of standards-based, digital science education content of K-12 schools.
7.1% Term Loan due 12/31/2024 (LIBOR + 4.500%)	$1,086,387	12/19/18	1,065,666	1,054,183

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	1,945 uts.	*	207,911	—
* 12/07/12, 07/11/13 and 06/30/15.

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
13% (1% PIK) Senior Subordinated Note due 02/28/2022	$1,551,152	*	1,537,657	1,545,171
Preferred Stock (B)	1,174 shs.	**	117,405	112,250
Common Stock (B)	363 shs.	**	363	—
* 03/27/15 and 11/16/18.			1,655,425	1,657,421
** 03/27/15 and 11/15/18.

AM Conservation Holding Corp.
A supplier of energy efficiency ("EE") products, including lighting, shower heads and aerators, and weatherization products such as door seals and weather stripping.
11.5% (1.5% PIK) Senior Subordinated Note due 04/30/2023	$1,568,182	10/31/16	1,550,505	1,589,568
11.5% (1.25% PIK) Senior Subordinated Note due 04/30/2023	$206,039	10/06/17	202,776	208,444
Common Stock (B)	156,818 shs.	10/31/16	156,818	199,395
			1,910,099	1,997,407

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)(F)	114 uts.	10/04/12	$113,636	$175,955

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

Limited Liability Company Unit	0.40% int.	04/20/16	240,741	486,450

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% (1% PIK) Senior Subordinated Note due 05/18/2021	$765,698	11/19/15	758,662	612,559
Limited Liability Company Unit (B)	111,100 uts.	11/18/15	111,100	—
			869,762	612,559

Audio Precision
A provider of high-end audio test and measurement sensing instrumentation software and accessories.
8.1% Term Loan due 07/27/2024 (LIBOR + 5.500%)	$1,795,500	10/30/18	1,762,194	1,702,379

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
14% Junior Subordinated Note due 08/17/2022	$11,231	08/30/18	11,231	11,195
11% Senior Subordinated Note due 02/17/2022	$1,515,400	08/17/15	1,499,647	1,478,849
Preferred Stock (B)	210 shs.	08/17/15	209,390	133,507
Common Stock (B)	210 shs.	08/17/15	210	—
			1,720,478	1,623,551

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% (3.75% PIK) Senior Subordinated Note due 03/31/2021 (D)	$6,777	07/31/14	6,650	—
Limited Liability Company Unit (B)(F)	45,504 uts.	*	—	—
Limited Liability Company Unit Class C Preferred (B)(F)	78,358 uts.	09/29/17	484,578	—
* 07/31/14 and 10/14/15.			491,228	—

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

BBB Industries LLC
A supplier of re-manufactured parts to the North American automotive aftermarket.
10.98% Second Lien Term Loan due 06/26/2026 (LIBOR + 8.500%)	$1,725,000	08/02/18	$1,677,492	$1,647,449

BCC Software, Inc.
A provider of software and data solutions which enhance mail processing to help direct mail marketers realize discounts from the U.S. Postal Service, avoid penalties associated with mailing errors, and improve the accuracy and efficiency of marketing campaigns.

12% (1% PIK) Senior Subordinated Note due 04/11/2023	$1,905,970	*	1,874,777	1,892,185
Preferred Stock Series A (B)	27 shs.	*	272,163	272,200
Common Stock Class A (B)	783 shs.	*	861	209,053
* 10/11/17 and 01/28/19.			2,147,801	2,373,438

BDP International, Inc.
A provider of transportation and related services to the chemical and life sciences industries.
7.85% Term Loan due 12/14/2024 (LIBOR + 5.250%)	$2,458,838	12/18/18	2,411,977	2,386,139

BEI Precision Systems & Space Company, Inc.
A provider of advanced design, manufacturing, and testing for custom optical encoder-based positioning systems, precision accelerometers, and micro scanners.
12% (1% PIK) Senior Subordinated Note due 04/28/2024	$1,477,082	04/28/17	1,453,782	1,432,102
Limited Liability Company Unit (B)(F)	2,893 uts.	*	289,269	195,364
* 04/28/17 and 02/07/19.			1,743,051	1,627,466

Blue Wave Products, Inc.
A distributor of pool supplies.
13% (1% PIK) Senior Subordinated Note due 09/30/2019	$210,968	10/12/12	209,304	210,316
Common Stock (B)	51,064 shs.	10/12/12	51,064	103,085
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	40,811
			280,584	354,212

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
Common Stock (B)	2,956 shs.	06/30/15	937,438	—

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Brown Machine LLC
A designer and manufacturer of thermoforming equipment used in the production of plastic packaging containers within the food and beverage industry.
7.75% Term Loan due 10/04/2024 (LIBOR + 5.250%)	$715,482	10/03/18	$707,269	$695,283

Cadence, Inc.
A full-service contract manufacturer ("CMO") and supplier of advanced products, technologies, and services to medical device, life science, and industrial companies.
7% Lien Term Loan due 04/30/2025 (LIBOR + 4.500%)	$807,764	05/14/18	793,599	776,231

Cadent, LLC
A provider of advertising solutions driven by data and technology.
7.73% Term Loan due 09/07/2023 (LIBOR + 5.250%)	$1,023,473	09/04/18	1,014,343	1,018,356

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% (1.5% PIK) Senior Subordinated Note due 06/19/2020	$806,943	01/19/11	803,556	803,822
14% (2% PIK) Senior Subordinated Note due 06/19/2020	$214,540	08/03/12	213,794	212,258
Common Stock (B)	375 shs.	01/19/11	37,500	28,614
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	22,492
			1,084,100	1,067,186

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

Limited Liability Company Unit (B)	1,853 uts.	07/18/16	189,267	243,063

Claritas Holdings, Inc.
A market research company that provides market segmentation insights to customers engaged in direct-to-consumer and business-to-business marketing activities.
8.6% Term Loan due 12/31/2023 (LIBOR +6.000%)	$1,647,285	12/20/18	1,608,380	1,640,115

Clubessential LLC
A leading SaaS platform for private clubs and resorts.
12.3% Senior Subordinated Note due 01/12/2024 (LIBOR +9.500%)	$1,787,305	01/16/18	1,757,606	1,775,345

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
11% (1% PIK) Term Loan due 05/05/2025	$1,676,933	05/01/18	$1,178,237	$1,172,511
Preferred Stock Series A (B)	758 shs.	06/30/16	38,258	96,970
Common Stock Class A (B)	3,791 shs.	06/30/16	3,791	79,417
			1,220,286	1,348,898

Del Real LLC
A manufacturer and distributor of fully-prepared fresh refrigerated Hispanic entrees as well as side dishes that are typically sold on a heat-and-serve basis at retail grocers.
11% Senior Subordinated Note due 04/06/2023	$1,420,588	10/07/16	1,400,685	1,345,040
Limited Liability Company Unit (B)(F)	349,848 uts.	*	357,017	141,934
* 10/07/16, 07/25/18 and 03/13/19.			1,757,702	1,486,974

Discovery Education, Inc.
A provider of standards-based, digital education content for K-12 schools.
7.35% Term Loan due 04/30/2024 (LIBOR + 4.750%)	$1,921,590	04/20/18	1,889,049	1,846,358

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
Preferred Stock (B)	25 shs.	05/04/12	252,434	270,378
Common Stock (B)	25 shs.	05/04/12	28,048	—
			280,482	270,378

DuBois Chemicals, Inc.
A provider of consumable, value-added specialty cleaning chemical solutions to the industrial, transportation paper and water markets.
10.5% Second Lien Term Loan due 08/31/2025 (LIBOR + 8.000%)	$1,725,000	09/19/18	1,709,055	1,673,250

Dunn Paper
A provider of specialty paper for niche product applications.
11.25% Second Lien Term Loan due 08/26/2023 (LIBOR + 8.750%)	$1,725,000	09/28/16	1,702,872	1,716,375

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.5% (0.5% PIK) Senior Subordinated Note due 06/20/2025	$571,255	06/20/18	560,593	575,803
11.5% (0.5% PIK) Senior Subordinated Note due 06/20/2025	$1,331,904	11/21/14	1,318,536	1,331,904
Limited Liability Company Unit (F)	230 uts.	11/19/14	36,199	112,648
			1,915,328	2,020,355

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Electronic Power Systems
A provider of electrical testing services for apparatus equipment and protection & controls infrastructure.
7.6% Term Loan due 12/21/2024 (LIBOR + 5.000%)	$1,765,951	12/21/18	$1,740,601	$1,727,307
Common Stock (B)	52 shs.	12/28/18	52,176	52,180
			1,792,777	1,779,487

Elite Sportwear Holding, LLC
A designer and manufacturer of gymnastics, competitive cheerleading and swimwear apparel in the U.S. and internationally.
11.5% (1% PIK) Senior Subordinated Note due 01/14/2022 (D)	$1,588,640	10/14/16	1,568,694	1,429,776
Limited Liability Company Unit (B)(F)	101 uts.	10/14/16	159,722	—
			1,728,416	1,429,776

English Color & Supply LLC
A distributor of aftermarket automotive paint and related products to collision repair shops, auto dealerships and fleet customers through a network of stores in the Southern U.S.
11.5% (0.5% PIK) Senior Subordinated Note due 12/31/2023	$1,338,963	06/30/17	1,317,878	1,319,265
Limited Liability Company Unit (B)(F)	397,695 uts.	06/30/17	397,695	286,249
			1,715,573	1,605,514

E.S.P. Associates, P.A.
A professional services firm providing engineering, surveying and planning services to infrastructure projects.
12% (1% PIK) Senior Subordinated Note due 10/04/2023	$693,682	04/04/18	681,790	707,555
Limited Liability Company Unit (B)	229 uts.	04/04/18	228,955	198,110
			910,745	905,665

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Series A Preferred (B)	171 uts.	09/27/10	58,345	96,543
Limited Liability Company Unit Series B Preferred (B)	34 uts.	12/27/18	34,050	119,175
Limited Liability Company Unit Common (B)	171 uts.	09/27/10	17,073	78,047
			109,468	293,765

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	56,457	536,884
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	7,078	67,309
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	13,844	54,918
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	8,832	75,028
			86,211	734,139

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	$75,920	$—
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	—
			76,687	—

GlobalTranz
A provider of freight brokerage, utilizing a proprietary technology platform that provides multimodal transportation and logistics solutions by connecting shippers with carriers.
10.5% Second Lien Term Loan due 10/16/2026 (LIBOR + 8.000%)	$1,725,000	10/15/18	1,700,528	1,673,027

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% (2% PIK) Senior Subordinated Note due 11/30/2021 (D)	$1,326,283	03/27/13	935,653	1,259,969
Preferred Stock (B)	295 shs.	03/29/19	295,276	295,276
Common Stock (B)	1,181 shs.	03/27/13	118,110	9,539
			1,349,039	1,564,784

GraphPad Software, Inc.
A provider of data analysis, statistics and graphing software solution for scientific research applications, with a focus on the life sciences and academic end-markets.
8.6% Term Loan due 12/21/2022 (LIBOR + 6.000%)	$2,434,188	12/19/17	2,395,887	2,349,619

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 05/22/2023	$727,865	02/05/14	708,453	727,865
Common Stock (B)	1,046 shs.	*	104,636	116,102
Warrant, exercisable until 2027, to purchase common stock at $.01 per share (B)	397 shs.	02/05/14	36,816	44,066
* 02/05/14 and 11/22/17.			849,905	888,033

Handi Quilter Holding Company (Premier Needle Arts)
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
Limited Liability Company Unit Preferred (B)	372 uts.	*	371,644	490,860
Limited Liability Company Unit Common Class A (B)	3,594 uts.	12/19/14	—	14,964
*12/19/14 and 04/29/16.			371,644	505,824

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
11.5% (1% PIK) Senior Subordinated Note due 01/01/2023	$998,872	07/01/16	$986,496	$1,008,860
Common Stock (B)	150 shs.	07/01/16	149,500	154,950
			1,135,996	1,163,810

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% (2% PIK) Senior Subordinated Note due 08/14/2020	$1,157,173	02/14/14	1,151,677	1,157,173
12% Senior Subordinated Note due 08/14/2020	$431,250	06/22/15	429,984	431,250
Common Stock (B)	821 shs.	02/14/14	822	350,753
			1,582,483	1,939,176

Healthline Media, Inc.
A consumer health platform that offers a variety of health-based articles and information for consumers.
7.61% Term Loan due 11/20/2023 (LIBOR + 4.750%)	$1,649,772	11/20/18	1,618,764	1,591,775

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% (2% PIK) Senior Subordinated Note due 11/26/2020	$1,692,576	01/17/14	1,684,548	1,692,576
Limited Liability Company Unit (B)(F)	102 uts.	01/17/14	101,563	63,815
			1,786,111	1,756,391

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
11% (3.25% PIK) Senior Subordinated Note due 03/31/2021	$1,458,180	*	1,446,858	1,449,216
10.49% Term Loan due 12/12/2020 (LIBOR + 8.000%)	$109,916	04/06/18	109,916	108,712
10.49% Term Loan due 12/11/2020 (LIBOR + 8.000%)	$146,780	04/06/18	146,780	145,173
* 12/30/15 and 12/23/16.			1,703,554	1,703,101

Holley Performance Products
A provider of automotive aftermarket performance products.
7.74% Term Loan due 10/17/2024 (LIBOR + 5.000%)	$2,458,838	10/24/18	2,424,072	2,409,661

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)(F)	47 uts.	10/14/11	$—	$—
Limited Liability Company Unit Class G (B)(F)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)(F)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)(F)	47 uts.	10/14/11	—	—
			—	—

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
15%(15% PIK) Senior Subordinated Note due 11/10/2020 (D)	$1,092,190	11/10/14	1,084,388	—
Common Stock (B)	2,300 shs.	11/10/14	230,000	—
			1,314,388	—

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
Limited Liability Company Unit (B)(F)	1,038,805 uts.	12/05/12	232,207	—
Limited Liability Company Unit Class A-1 (B)(F)	159,048 uts.	10/31/16	159,048	381,954
Limited Liability Company Unit Class A-2 (B)(F)	1,032,609 uts.	10/31/16	—	280,333
			391,255	662,287

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	40 uts.	06/30/15	—	93,021
Common Stock (B)	353 shs.	07/15/08	285,619	246,535
			285,619	339,556

LAC Acquisition LLC
A provider of center-based applied behavior analysis treatment centers for children diagnosed with autism spectrum disorder.
8.55% Term Loan due 10/01/2024 (LIBOR + 5.750%)	$1,773,334	10/01/18	846,197	817,478
Limited Liability Company Unit Class A (F)	22,222 uts.	10/01/18	22,222	18,667
			868,419	836,145

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 05/30/2022 (D)	$419,971	01/15/10	404,121	398,972
15% (2.5% PIK) Senior Subordinated Note due 05/30/2022 (D)	$115,253	10/05/10	114,604	109,490
Common Stock (B)	35 shs.	10/05/10	35,400	17,017
Common Stock Class B (B)	118 shs.	01/15/10	117,647	56,554
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	104 shs.	10/05/10	94,579	50,050
			766,351	632,083

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$896,315	04/17/15	$894,034	$62,742
Limited Liability Company Unit	5 uts.	04/17/15	678,329	—
			1,572,363	62,742

Merex Holding Corporation
A provider of after-market spare parts and components, as well as maintenance, repair and overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 03/03/2022 (D)	$454,295	09/22/11	449,013	408,866
15% PIK Senior Subordinated Note due 04/30/2022 (D)	$23,839	08/18/15	23,839	19,071
15% PIK Senior Subordinated Note due 03/03/2022 (D)	$39,795	01/03/19	39,795	39,795
14% PIK Senior Subordinated Note due 03/03/2022	$73,612	*	73,612	72,800
Common Stock Class A (B)	83,080 shs.	**	170,705	—
* 10/21/16, 01/27/17 and 10/13/17.			756,964	540,532
** 08/18/15, 10/20/16 and 01/27/17.

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% (1% PIK) Senior Subordinated Note due 09/30/2021	$1,131,786	09/30/14	1,121,888	1,127,211
12% Senior Subordinated Note due 09/30/2021	$304,052	02/28/18	299,599	302,823
Common Stock Class B (B)	259,252 shs.	*	244,163	40,043
* 09/30/14 and 02/28/18.			1,665,650	1,470,077

MeTEOR Education LLC
A leading provider of classroom and common area design services, furnishings, equipment and instructional support to K-12 schools.
12% Senior Subordinated Note due 06/20/2023	$915,819	03/09/18	900,325	895,853
Limited Liability Company Unit (B)(F)	182 uts.	03/09/18	183,164	105,508
			1,083,489	1,001,361

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Midwest Industrial Rubber, Inc.
A supplier of industrial maintenance, repair, and operations ("MRO") products, specializing in the fabrication and distribution of lightweight conveyor belting and related conveyor components and accessories.

12% (1% PIK) Senior Subordinated Note due 12/02/2022	$1,590,231	12/02/16	$1,568,594	$1,590,697
Preferred Stock (B)	1,711 shs.	12/02/16	171,116	181,562
Common Stock (B)	242 shs.	12/02/16	242	—
			1,739,952	1,772,259

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% (1.75% PIK) Senior Subordinated Note due 08/15/2020	$290,527	11/30/10	289,598	290,527
Limited Liability Company Unit Class B-1 (B)(F)	75,000 uts.	11/30/10	—	49,252
Limited Liability Company Unit Class B-2 (B)(F)	6,801 uts.	11/30/10	—	4,466
			289,598	344,245

New Mountain Learning, LLC
A leading provider of blended learning solutions to the K-12 and post-secondary school market.
8.1% Term Loan due 03/16/2024 (LIBOR + 5.500%)	$1,693,422	03/15/18	1,664,469	1,574,623

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% (1.75% PIK) Senior Subordinated Note due 05/17/2023	$1,959,064	*	1,929,785	1,936,233
Common Stock (B)	207 shs.	05/17/16	207,000	316,938
* 06/30/16 and 03/11/19.			2,136,785	2,253,171

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you,"free from" healthy and gluten-free categories.
12% (1% PIK) Senior Subordinated Note due 08/17/2022	$1,775,705	02/17/17	1,754,694	1,769,381
Common Stock Class B (B)	380,545 shs.	*	380,545	517,837
* 01/29/16 and 02/17/17.			2,135,239	2,287,218

PB Holdings LLC
A designer, manufacturer and installer of maintenance and repair parts and equipment for industrial customers.
7.48% Term Loan due 02/28/2024 (LIBOR + 5.000%)	$947,136	03/06/19	798,682	804,893

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pegasus Transtech Corporation
A provider of end-to-end document, driver and logistics management solutions, which enable its customers (carriers, brokers, and drivers) to operate more efficiently, reduce manual overhead, enhance compliance, and shorten cash conversion cycles.

11.25% Term Loan due 11/16/2022	$190,568	11/14/17	$186,410	$182,529
8.75% Term Loan due 11/17/2024 (LIBOR + 6.250%)	$2,084,362	11/14/17	1,904,825	1,867,684
			2,091,235	2,050,213

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	0.40% int.	*	175,339	19,358
* 11/29/12 and 12/20/16.

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13.9% (1% PIK) Senior Subordinated Note due 12/31/2020	$1,069,985	07/31/14	1,064,183	534,992
Limited Liability Company Unit	148,096 uts.	07/31/14	148,096	—
Limited Liability Company Unit Class F	36,976 uts.	*	24,802	—
* 09/28/17 and 02/15/18.			1,237,081	534,992

PPC Event Services
A special event equipment rental business.
14% (2% PIK) Senior Subordinated Note due 05/28/2023	$1,220,465	11/20/14	1,214,080	1,220,466
Limited Liability Company Unit (B)	3,450 uts.	11/20/14	172,500	327,636
Limited Liability Company Unit Series A-1 (B)	339 uts.	03/16/16	42,419	33,907
			1,428,999	1,582,009

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
Common Stock (B)	118 shs.	05/12/15	118,476	323,632

ReelCraft Industries, Inc.
A designer and manufacturer of heavy-duty reels for diversified industrial, mobile equipment OEM, auto aftermarket, government/military and other end markets.
10.5% (0.5% PIK) Senior Subordinated Note due 02/28/2023	$1,441,431	11/13/17	1,441,431	1,457,580
Limited Liability Company Unit Class B	293,617 uts.	11/13/17	184,688	326,416
			1,626,119	1,783,996

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
10.75% Second Lien Term Loan due 10/11/2026 (LIBOR + 8.250%)	$1,725,000	10/11/18	$1,676,296	$1,647,586

Rock-it Cargo
A provider of specialized international logistics solutions to the music touring, performing arts, live events, fine art and specialty industries.
7.1% Term Loan due 06/22/2024 (LIBOR + 4.500%)	$2,452,675	07/30/18	2,398,184	2,400,124

ROI Solutions
Call center outsourcing and end user engagement services provider.
7.8% Term Loan due 07/31/2024 (LIBOR + 5.000%)	$1,631,288	07/31/18	638,586	610,000

Ruffalo Noel Levitz
A provider of enrollment management, student retention and career services, and fundraising management for colleges and universities.
8.69% Term Loan due 05/29/2022 (LIBOR + 6.000%)	$1,260,698	01/08/19	1,243,056	1,241,275

Sandvine Corporation
A provider of active network intelligence solutions.
10.5% Second Lien Term Loan due 11/02/2026 (LIBOR + 8.000%)	$1,725,000	11/01/18	1,684,089	1,656,399

Sara Lee Frozen Foods
A provider of frozen bakery products, desserts and sweet baked goods.
7% Lien Term Loan due 07/31/2024 (LIBOR + 4.500%)	$1,529,455	07/27/18	1,498,887	1,469,341

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	76 shs.	03/15/13	75,509	383,142
Warrant, exercisable until 2023, to purchase common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	156,534
			103,825	539,676

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% (2% PIK) Senior Subordinated Note due 10/18/2019 (D)	$738,694	10/18/13	$726,147	$—
Common Stock (B)	841 shs.	10/18/13	84,100	—
			810,247	—

Specified Air Solutions
A manufacturer and distributor of heating, dehumidification and other air quality solutions.
10.5% (0.5% PIK) Senior Subordinated Note due 06/19/2024	$1,226,445	12/19/18	1,212,820	1,234,285
Limited Liability Company Unit	831,904 uts.	02/20/19	536,793	667,368
			1,749,613	1,901,653

SR Smith LLC
A manufacturer of mine and tunneling ventilation products in the United States.
11% Senior Subordinated Note due 03/27/2022	$1,084,565	*	1,077,381	1,079,933
Limited Liability Company Unit Series A	1,072 uts.	*	1,060,968	1,375,462
* 03/27/17 and 08/07/18.			2,138,349	2,455,395

Strahman Holdings Inc.
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
Preferred Stock Series A (B)	158,967 shs.	12/13/13	158,967	340,335
Preferred Stock Series A-2 (B)	26,543 shs.	09/10/15	29,994	56,826
			188,961	397,161

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 05/28/2020 (D)	$1,812,109	*	1,358,229	1,359,082
Common Stock (B)	38 shs.	12/14/10	38,168	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	—
* 12/14/10, 08/17/12 and 03/31/16.			1,433,646	1,359,082

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% (1% PIK) Senior Subordinated Note due 07/31/2021 (D)	$1,405,417	07/31/15	$1,394,480	$1,264,876
Common Stock (B)	68 shs.	*	104,986	9,799
* 07/31/15 and 11/08/17.			1,499,466	1,274,675

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
Limited Liability Company Unit	95,800 uts.	10/15/15	67,186	187,289

Therma-Stor Holdings LLC
A designer and manufacturer of dehumidifiers and water damage restoration equipment for residential and commercial applications.
10.5% (0.5% PIK) Senior Subordinated Note due 11/30/2023	$1,374,868	11/30/17	1,374,868	1,355,936
Limited Liability Company Unit (B)	19,696 uts.	11/30/17	3,172	19,696
			1,378,040	1,375,632

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% (7.5% PIK) Senior Subordinated Note due 12/05/2020	$49,056	12/05/13	98,825	49,056
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	28,079 shs.	12/05/13	—	22,240
			98,825	71,296

Trident Maritime Systems
A leading provider of turnkey marine vessel systems and solutions for government and commercial new ship construction as well as repair, refurbishment, and retrofit markets worldwide.
8.1% Term Loan due 04/30/2024 (LIBOR + 5.500%)	$2,446,513	05/14/18	2,399,147	2,345,418

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% (1.5% PIK) Senior Subordinated Note due 07/31/2020	$1,182,564	01/23/15	1,175,480	1,138,857

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Trystar, Inc.
A niche manufacturer of temporary power distribution products for the power rental, industrial, commercial utility and back-up emergency markets.
7.6% Term Loan due 10/01/2023 (LIBOR + 5.000%)	$2,293,522	09/28/18	$2,257,445	$2,217,482
Limited Liability Company Unit (B)(F)	47 uts.	09/28/18	46,562	48,096
			2,304,007	2,265,578

U.S. Legal Support, Inc.
A provider of court reporting, record retrieval and other legal supplemental services.
8.38% Term Loan due 11/12/2024 (LIBOR + 5.750%)	$2,142,391	*	1,790,505	1,757,811
* 11/29/18 and 03/25/19.

U.S. Oral Surgery Management
An operator of oral surgery practices providing medically necessary treatments.
7.5% Term Loan due 12/31/2023 (LIBOR + 5.000%)	$2,462,305	01/04/19	1,027,489	1,025,854

U.S. Retirement and Benefit Partners, Inc.
A leading independent provider of outsourced benefit design and administration and retirement services, primarily to K-12 school districts, employee unions, and governmental agencies.
11.35% Second Lien Term Loan due 02/14/2023 (LIBOR + 8.750%)	$1,725,000	03/05/18	1,578,896	1,544,375

UBEO, LLC
A dealer and servicer of printers and copiers to medium sized businesses.
11% Term Loan due 10/03/2024	$1,725,000	11/05/18	1,339,504	1,313,255

Velocity Technology Solutions, Inc.
A provider of outsourced hosting services for enterprise resource planning software applications and information technology infrastructure to mid and large-sized enterprises.
8.6% Lien Term Loan due 12/07/2023 (LIBOR + 6.000%)	$2,073,750	12/07/17	2,057,526	2,023,013

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts and Connecticut.
8.1% Lien Term Loan due 05/22/2024 (LIBOR + 5.500%)	$2,452,153	05/17/18	1,714,545	1,623,015

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% (1% PIK) Senior Subordinated Note due 02/03/2021	$384,019	08/03/15	$381,183	$337,199
Limited Liability Company Unit (B)(F)	370,241 uts.	08/03/15	370,241	192,275
			751,424	529,474

Whitebridge Pet Brands Holdings, LLC
A manufacturer and marketer of branded, all-natural treats and foods for dogs and cats.
11.5% (0.5% PIK) Senior Subordinated Note due 08/18/2021	$1,495,677	04/18/17	1,481,990	1,485,872
Limited Liability Company Unit Class A (B)(F)	123 uts.	04/18/17	148,096	147,042
Limited Liability Company Unit Class B (B)(F)	123 uts.	04/18/17	—	—
			1,630,086	1,632,914

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
Common Stock (B)	157 shs.	01/22/16	62,178	228,573

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% (2.5% PIK) Senior Subordinated Note due 06/12/2020	$1,022,435	11/03/11	1,022,376	1,009,031
Common Stock (B)	1,500 shs.	11/03/11	150,000	79,343
			1,172,376	1,088,374

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
Preferred Stock Series A (B)	2,936 shs.	02/05/19	293,616	293,626
Common Stock (B)	2,046 shs.	*	200,418	155,958
* 03/04/15 and 02/07/18			494,034	449,584

Total Private Placement Investments (E)			$124,429,456	$120,082,066

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 5.57%:

Bonds - 5.57%
Acrisure, LLC	7.000%	11/15/25	$385,000	$352,833	$346,500
Alliance Residential Company	7.500	05/01/25	357,000	369,708	371,726
Altice Financing S.A.	7.500	05/15/26	308,000	308,000	303,996
Amsted Industries	5.375	09/15/24	185,000	185,000	182,225
Avantor Inc.	6.000	10/01/24	313,000	313,000	324,738
Boyne USA, Inc.	7.250	05/01/25	129,000	129,000	138,030
CVR Partners, L.P.	9.250	06/15/23	385,000	378,489	403,288
Enterprise Merger Sub Inc.	8.750	10/15/26	773,000	734,200	688,936
Financial & Risk US Holdings, Inc.	6.250	05/15/26	116,000	116,000	117,595
First Quantum Minerals Ltd.	7.500	04/01/25	500,000	482,681	478,750
First Quantum Minerals Ltd.	7.250	04/01/23	385,000	381,085	376,338
Intelsat Connect Finance	9.500	02/15/23	385,000	376,981	340,841
Jonah Energy LLC	7.250	10/15/25	385,000	332,041	204,050
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	511,000	518,379	482,895
Mattamy Group Corp.	6.500	10/01/25	385,000	377,827	377,897
New Gold Inc.	6.250	11/15/22	500,000	501,677	440,000
OPE KAG Finance Sub	7.875	07/31/23	385,000	396,392	372,488
Sinclair Broadcast Group, Inc.	5.875	03/15/26	157,000	157,000	158,177
Sinclair Television Group, Inc.	5.125	02/15/27	385,000	385,000	368,637
Suncoke Energy	7.500	06/15/25	385,000	380,079	389,812
Topaz Marine S.A.	9.125	07/26/22	500,000	500,000	506,421
Vine Oil & Gas, LP	8.750	04/15/23	385,000	359,448	306,075
VRX Escrow Corp.	6.125	04/15/25	140,000	140,000	138,600
Warrior Met Coal, Inc.	8.000	11/01/24	161,000	161,000	168,144

Total Bonds				8,335,820	7,986,159

Common Stock - 0.00%
TherOX, Inc. (B)			2	—	—
Touchstone Health Partnership (B)			292	—	—

Total Common Stock				—	—

Total Rule 144A Securities				8,335,820	7,986,159

Corporate Public Securities - 6.37%: (A)	LIBOR Spread	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 3.20%
Argon Medical Devices, Inc.	8.000%	10.499%	01/23/26	$500,000	$503,750	$492,500
BMC Software Finance, Inc.	4.250	6.851	10/02/25	498,750	494,110	487,862
Confie Seguros Holding II Co.	8.500	11.126	11/02/25	446,131	437,709	437,766
Edelman Financial Services	6.750	9.537	07/20/26	128,178	127,592	128,498
Fieldwood Energy LLC	7.250	9.749	04/11/23	977,612	940,680	824,860

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Public Securities: (A) (Continued)	LIBOR Spread	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Gulf Finance, LLC	5.250%	7.859%	08/25/23	$250,258	$248,705	$198,642
ION Trading Technologies Sarl	4.000	6.651	11/21/24	273,603	267,385	264,955
PowerSchool	6.750	9.488	08/01/26	500,000	495,408	488,750
PS Logistics LLC	4.750	7.249	03/01/25	497,500	501,967	494,391
Schenectady International Group Inc.	4.750	7.351	10/15/25	306,554	295,048	305,788
STS Operating, Inc.	8.000	10.499	04/25/26	500,000	505,000	468,750

Total Bank Loans					4,817,354	4,592,762

Bonds - 2.73%
AMC Entertainment Holdings Inc.		6.125	05/15/27	385,000	375,227	347,944
Anchorage Capital Group, L.L.C.	7.250	10.037	01/15/29	500,000	517,187	499,185
Brunswick Corporation		7.125	08/01/27	500,000	503,365	554,824
Dish DBS Corporation		7.750	07/01/26	385,000	413,653	334,950
Laredo Petroleum, Inc.		5.625	01/15/22	385,000	372,797	351,794
Laredo Petroleum, Inc.		6.250	03/15/23	385,000	385,821	343,613
M/I Homes, Inc.		5.625	08/01/25	385,000	367,598	368,638
Oasis Petroleum Inc.		6.875	03/15/22	424,000	409,786	428,240
PBF Holding Company LLC		7.250	06/15/25	385,000	397,080	395,202
William Lyon Homes		7.000	08/15/22	284,000	284,000	284,710

Total Bonds					4,026,514	3,909,100

Common Stock - 0.09%
Jupiter Resources Inc.				41,472	200,439	129,600

Total Common Stock					200,439	129,600

Preferred Stock - 0.35%
B. Riley Financial Inc.				20,000	500,000	506,600

Total Preferred Stock					500,000	506,600

Total Corporate Public Securities					$9,544,307	$9,138,062

Total Investments		95.68%			$142,309,583	$137,206,287

Other Assets		15.45				22,156,091
Liabilities		(11.13)				(15,965,915)

Total Net Assets		100.00%				$143,396,463

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of March 31, 2019 the values of these securities amounted to $120,082,066 or 83.74% of net assets.
(F)	Held in PI Subsidiary Trust
PIK - Payment-in-kind

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 4.37%
API Technologies Corp.	$486,450
BEI Precision Systems & Space Company, Inc.	1,627,466
Merex Holding Corporation	540,532
Sunvair Aerospace Group Inc.	1,274,675
Trident Maritime Systems	2,345,418
6,274,541

AUTOMOTIVE - 5.49%
Aurora Parts & Accessories LLC	1,623,551
BBB Industries LLC	1,647,449
DPL Holding Corporation	270,378
English Color & Supply LLC	1,605,514
Holley Performance Products	2,409,661
Randy's Worldwide Automotive	323,632
7,880,185

BUILDING MATERIALS - 3.92%
Happy Floors Acquisition, Inc.	1,163,810
NSi Industries Holdings, Inc.	2,253,171
Signature Systems Holding Company	539,676
Sunrise Windows Holding Company	1,359,082
Torrent Group Holdings, Inc.	71,296
Wolf-Gordon, Inc.	228,573
5,615,608

CABLE & SATELLITE - 0.24%
Intelsat Connect Finance	340,841

CHEMICALS - 2.37%
CVR Partners, L.P.	403,288
DuBois Chemicals, Inc.	1,673,250
LBC Tank Terminals Holding Netherlands B.V.	482,895
Polytex Holdings LLC	534,992
Schenectady International Group Inc.	305,788
3,400,213

CONSUMER CYCLICAL SERVICES - 4.05%
Accelerate Learning	1,054,183
CHG Alternative Education Holding Company	1,067,186
MeTEOR Education LLC	1,001,361
PPC Event Services	1,582,009

Fair Value/ Market Value
PS Logistics LLC	$494,391
ROI Solutions	610,000
5,809,130

CONSUMER PRODUCTS - 7.69%
AMS Holding LLC	175,955
Blue Wave Products, Inc.	354,212
Elite Sportwear Holding, LLC	1,429,776
gloProfessional Holdings, Inc.	1,564,784
GTI Holding Company	888,033
Handi Quilter Holding Company	505,824
HHI Group, LLC	1,756,391
Manhattan Beachwear Holding Company	632,083
Master Cutlery LLC	62,742
New Mountain Learning, LLC	1,574,623
Whitebridge Pet Brands Holdings, LLC	1,632,914
York Wall Holding Company	449,584
11,026,921

DIVERSIFIED MANUFACTURING - 7.18%
ABC Industries, Inc.	417,882
Advanced Manufacturing Enterprises LLC	—
Amsted Industries	182,225
F G I Equity LLC	734,139
K P I Holdings, Inc.	339,556
Motion Controls Holdings	344,245
Reelcraft Industries, Inc.	1,783,996
SR Smith LLC	2,455,395
Strahman Holdings Inc.	397,161
Therma-Stor Holdings LLC	1,375,632
Trystar, Inc.	2,265,578
10,295,809

ELECTRIC - 2.63%
AM Conservation Holding Corp.	1,997,407
Electronic Power Systems	1,779,487
3,776,894

FINANCIAL OTHER - 2.50%
Acrisure, LLC	346,500
Anchorage Capital Group, L.L.C.	499,185
B. Riley Financial Inc.	506,600
Confie Seguros Holding II Co.	437,766
Edelman Financial Services	128,498

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Financial & Risk US Holdings, Inc.	$117,595
U.S. Retirement and Benefit Partners, Inc.	1,544,375
3,580,519

FOOD & BEVERAGE - 6.64%
Del Real LLC	1,486,974
F F C Holding Corporation	293,765
Hollandia Produce LLC	1,703,101
Impact Confections	—
JMH Investors LLC	662,287
PANOS Brands LLC	2,287,218
Sara Lee Frozen Foods	1,469,341
Westminster Acquisition LLC	529,474
WP Supply Holding Corporation	1,088,374
9,520,534

HEALTHCARE - 6.45%
Argon Medical Devices, Inc.	492,500
Avantor Inc.	324,738
Cadence, Inc.	776,231
CORA Health Services, Inc.	1,348,898
ECG Consulting Group	2,020,355
Enterprise Merger Sub Inc.	688,936
GD Dental Services LLC	—
Healthline Media, Inc.	1,591,775
LAC Acquisition LLC	836,145
TherOX, Inc.	—
Touchstone Health Partnership	—
U.S. Oral Surgery Management	1,025,854
VRX Escrow Corp.	138,600
9,244,032

HOME CONSTRUCTION - 0.72%
Mattamy Group Corp.	377,897
M/I Homes, Inc.	368,638
William Lyon Homes	284,710
1,031,245

INDEPENDENT - 1.59%
Fieldwood Energy LLC	824,860
Jonah Energy LLC	204,050
Jupiter Resources Inc.	129,600
Laredo Petroleum, Inc.	695,407
Oasis Petroleum Inc.	428,240
2,282,157

Fair Value/ Market Value
INDUSTRIAL OTHER - 7.89%
AFC - Dell Holding Corporation	$1,657,421
Brunswick Corporation	554,824
E.S.P. Associates, P.A.	905,665
Hartland Controls Holding Corporation	1,939,176
Midwest Industrial Rubber, Inc.	1,772,259
PB Holdings LLC	804,893
SMB Machinery Holdings, Inc.	—
Specified Air Solutions	1,901,653
STS Operating, Inc.	468,750
UBEO, LLC	1,313,255
11,317,896

MEDIA & ENTERTAINMENT - 2.94%
AMC Entertainment Holdings Inc.	347,944
BlueSpire Holding, Inc.	—
Boyne USA, Inc.	138,030
Cadent, LLC	1,018,356
Discovery Education, Inc.	1,846,358
Dish DBS Corporation	334,950
HOP Entertainment LLC	—
Sinclair Broadcast Group, Inc.	158,177
Sinclair Television Group, Inc.	368,637
4,212,452

METALS & MINING - 1.55%
Alliance Residential Company	371,726
First Quantum Minerals Ltd.	855,088
New Gold Inc.	440,000
Suncoke Energy	389,812
Warrior Met Coal, Inc.	168,144
2,224,770

MIDSTREAM - 0.14%
Gulf Finance, LLC	198,642

OIL FIELD SERVICES - 0.58%
Avantech Testing Services LLC	—
Petroplex Inv Holdings LLC	19,358
Topaz Marine S.A.	506,421
Vine Oil & Gas, LP	306,075
831,854

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

PACKAGING - 0.91%
ASC Holdings, Inc.	$612,559
Brown Machine LLC	695,283
1,307,842

PAPER - 1.20%
Dunn Paper	1,716,375

PHARMACEUTICALS - 0.17%
Clarion Brands Holding Corp.	243,063

REFINING - 2.09%
MES Partners, Inc.	1,470,077
PBF Holding Company LLC	395,202
Tristar Global Energy Solutions, Inc.	1,138,857
3,004,136

TECHNOLOGY - 14.70%
1A Smart Start, Inc.	1,665,790
Audio Precision	1,702,379
BCC Software, Inc.	2,373,438
BMC Software Finance, Inc.	487,862
Claritas Holdings, Inc.	1,640,115
Clubessential LLC	1,775,345
GraphPad Software, Inc.	2,349,619
Fair Value/ Market Value
ION Trading Technologies Sarl	$264,955
PowerSchool	488,750
REVSpring, Inc.	1,647,586
Ruffalo Noel Levitz	1,241,275
U.S. Legal Support, Inc.	1,757,811
Sandvine Corporation	1,656,399
Velocity Technology Solutions, Inc.	2,023,013
21,074,337

TELECOMMUNICATIONS - 0.21%
Altice Financing S.A.	303,996

TRANSPORTATION SERVICES - 7.46%
BDP International, Inc.	2,386,139
GlobalTranz	1,673,027
OPE KAG Finance Sub	372,488
Pegasus Transtech Corporation	2,050,213
Rock-it Cargo	2,400,124
Team Drive-Away Holdings LLC	187,289
VP Holding Company	1,623,015
10,692,295

Total Investments - 95.68% (Cost - $142,309,583)	$137,206,287

See Notes to Consolidated Financial Statements

Fair Value Hierarchy
The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following table summarizes the levels in the fair value hierarchy into which the Trust's financial instruments are categorized as of March 31, 2019.
The fair values of the Trust's investments disaggregated into the three levels of the fair value hierarchy based upon the lowest level of significant input used in the valuation as of March 31, 2019 are as follows:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$56,855,165	$—	$7,986,159	$48,869,006
Bank Loans	57,124,245	—	—	57,124,245
Common Stock - U.S.	4,059,196	—	—	4,059,196
Preferred Stock	2,997,378	—	—	2,997,378
Partnerships and LLCs	7,032,241	—	—	7,032,241
Public Securities
Bank Loans	4,592,762	—	3,300,084	1,292,678
Corporate Bonds	3,909,100	—	3,909,100	—
Common Stock - U.S.	129,600	—	129,600	—
Preferred Stock	506,600	506,600	—	—
Total	$137,206,287	$506,600	$15,324,943	$121,374,744

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2018	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 3/31/2019
Restricted Securities
Corporate Bonds	$49,613,537	$647,142	$1,238,451	$(2,401,521)	$(228,603)	$—	$—	$48,869,006
Bank Loans	56,358,155	(83,791)	3,175,660	(286,154)	(2,039,625)	—	—	57,124,245
Common Stock - U.S.	4,250,108	315,372	126	(506,410)	—	—	—	4,059,196
Preferred Stock	2,197,761	170,936	628,681	—	—	—	—	2,997,378
Partnerships and LLCs	7,372,814	(230,380)	227,281	(337,474)	—	—	—	7,032,241
Public Securities
Bank Loans	1,648,460	22,129	—	—	(2,021)	493,750	(869,640)	1,292,678
Common Stock - U.S.	141,005	—	—	—	—	—	(141,005)	—
	$121,581,840	$841,408	$5,270,199	$(3,531,559)	$(2,270,249)	$493,750	$(1,010,645)	$121,374,744

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Participation Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date       May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date       May 30, 2019

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date       May 30, 2019

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.